Revenue - Movements in contracts liabilities (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Movements in contract liabilities
Contract liabilities at beginning of period	¥ 339,641	¥ 413,180	¥ 326,866
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(292,887)	(361,522)	(266,919)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	267,063	231,636	219,192
Increase in contract liabilities as a result of receiving payment of license fees	36,370	37,840	28,589
Increase in contract liabilities as a result of receiving payment of membership fees		5,215	96,025
Increase in contract liabilities as a result of loyalty points	14,795	13,292	9,427
Contract liabilities at end of period	¥ 364,982	¥ 339,641	¥ 413,180